Accounts Payable - Other	12 Months Ended
Dec. 31, 2014
Accounts Payable - Other [Abstract]
Accounts Payable - Other

Note 7 – Accounts Payable – Other

	December 31	December 31
	2013	2014
Liabilities regarding employees	$2,273	$2,066
Government institutions	270	321
Accrued expenses	1,585	663
Related parties	154	58
Derivatives	241	1,623
Advances from customers	269	540
Other	23	211
	$4,815	$5,482